Other financial Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Other financial liabilities

19.  Other financial liabilities

Other financial liabilities comprise the following at December 31:

	2021			2020
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	4,549	62,464	67,013	29,094	34,802	63,896
Derivative financial instruments	—	—	—		—	—
Total	4,549	62,464	67,013	29,094	34,802	63,896

Financial loans from government agencies

On September 8, 2016, FerroAtlántica, S.A.U, as borrower, and the Spanish Ministry of Industry, Tourism and Commerce (the “Ministry”), as lender, entered into two loan agreements under which the Ministry made available to the borrower loans in aggregate principal amount of €44,999 thousand and €26,909 thousand, respectively, in connection with industrial development projects relating to the Company’s solar grade silicon project. The loan is contractually due to be repaid in 7 installments over a 10-year period with the first three years as a grace period. The loan of €26,909 thousand was repaid in April 2018. Interest on outstanding amounts under each loan accrues at an annual rate of 3.55%. Default interests are calculated at an annual rate of 3.75%. As of December 31, 2021, the amortized cost of the loan was €54,578 thousand (equivalent to $61,815 thousand) (2020: €44,824 thousand and $55,004 thousand). In November 2018, FAU agreed to transfer to OpCo certain assets which had been acquired with the proceeds of the REINDUS Loan and used exclusively by OpCo in connection with the joint venture in consideration of OpCo assuming liability for the REINDUS Loan. Reindus loan fair value as of December 31, 2021, based on discounted cash flows at a market interest rate (Level 2), amounts to $44,200 thousand.

The agreements governing the loans contain the following limitations on the use of the proceeds of the outstanding loan: (1) the investment of the proceeds must occur between January 1, 2016 and February 24, 2019; (2) the allocation of the proceeds must adhere to certain approved budget categories; (3) if the final investment cost is lower than the budgeted amount, the borrower must reimburse the Ministry proportionally; and (4) the borrower must comply with certain statutory restrictions regarding related party transactions and the procurement of goods and services. On May 24, 2019, a report on uses of the loan was presented to the Ministry. On January 26, 2021, the Company received a decision from the Administration under which it was agreed to extend the grace period and the term of loan, and it will be completed by 2030.

On January 25, 2022, the Ministry opened a hearing to decide on reimbursement of the loan. The company presented its allegations on February 15, 2022. Based on those allegations, the reimbursement procedure has been suspended and a new final report is expected to be made by the Ministry by the end of 2022 ending the administrative procedure and establishing the definitive amount of the partial reimbursement to be made. Due to this event, the company has decided to reclassify the financial loan to the short term.

The remaining non-current and current balances are related to loans granted mainly by Canadian and Spanish government agencies.

Derivative financial instruments

The Company does not hold derivative financial instruments as of December 31, 2021 and December 31, 2020.

Cross currency swap

The Company's operations generate cash flows predominantly in Euros and US dollars. The Company is been exposed to exchange rate fluctuations between these currencies as it expected to convert Euros into US dollars to settle a proportion of the interest and principal of the Notes (see Note 18). To manage this currency risk, the Parent Company entered a cross-currency swap (the “CCS”) on May 12, 2017 where on a semi-annual basis received interest of 9.375% on a notional of $192,500 thousand and pay interest of 8.062% on a notional of €176,638 thousand and it was expected to exchange these Euro and US dollar notional amounts at maturity of the Notes in 2022. The timing of payments of interest and principal under the CCS coincided exactly with those of the Notes.

In March, 2020, the Company closed out the cross currency swap resulting in the receipt of cash proceeds of $3,608 thousand.

The fair value of the CCS at December 31, 2020 was $ nil (2019: $9,600 thousand) (see Note 29).

The Parent Company, which had an Euro functional currency, designated $150,000 thousand of the notional amount of the CCS as a cash flow hedge of the variability of the Euro functional currency equivalents of the future US dollar cash flows of $150,000 thousand of the principal amount of the Notes. In March, 2020, the CCS hedging foreign exchange risk of the Notes was closed out resulting in a change in fair value of $11,161 thousand since the last year end closing. As 77% of the derivative was designated as hedging instrument in a cashflow hedge relationship, $3,168 thousand were recognized in finance income in the income statements for the non-designated portion (2019: $2,729 thousand) and $11,161 thousand were recognized through other comprehensive income in the valuation adjustments reserve (2019: $9,663 thousand gain). Considering that the hedged item remained as a highly probable transaction, the corresponding valuation adjustment reserve should be reclassified to the income statement as the hedged item affects profit or loss over the period to maturity of the Notes. In that sense, during the period of 2020 amounts transferred from the valuation adjustments reserve to the income statement comprised a gain of $5,090 thousand transferred to exchange differences (2019: $2,874 thousand) and a gain of $429 thousand transferred to finance costs (2019: $1,639 thousand). At December 31, 2020, a balance of $(2,226) thousand in respect of the cash flow hedge of the CCS remained in the valuation adjustment reserve. At December 31, 2021, as consecuence of the extinguishment  of the original financial liability, the remaining cash flow hedge of the CCS was accounted through profit or loss.

At December 31, 2020, the remaining $42,500 thousand of the notional amount of the CCS was not designated as a cash flow hedge before closed out and was accounted for at fair value through profit or loss, resulting in a gain of $3,164 thousand for the year ended December 31, 2020, which is recorded in financial derivative gain in the consolidated income statement (2019: $2,736 thousand).

Interest rate swaps

The Company previously entered into interest rate swaps to manage the risk of changes in interest rates on certain non-current and current obligations. Since June 30, 2015, the interest rate swaps have been considered as ineffective hedges and as a result the changes in fair value of these derivatives are recognized through profit or loss. During the year ended December, 31, 2019 the Company disposed of the swap relating to the lease of hydroelectrical installations as part of the sale of its 100% interest in subsidiary FerroAtlántica, S.A.U. (“FAU”) to investment vehicles affiliated with TPG Sixth Street Partners.